PORTFOLIO OF INVESTMENTS – as of October 31, 2020 (Unaudited)

Natixis Sustainable Future 2060 Fund

Shares	Description	Value (†)
Common Stocks – 60.0% of Net Assets
	Aerospace & Defense – 0.7%
17	Axon Enterprise, Inc.(a)	$1,681
64	Boeing Co. (The)	9,241
30	General Dynamics Corp.	3,940
25	Moog, Inc., Class A	1,560
46	Raytheon Technologies Corp.	2,499

		18,921

	Air Freight & Logistics – 0.7%
153	Expeditors International of Washington, Inc.	13,520
35	United Parcel Service, Inc., Class B	5,499

		19,019

	Airlines – 0.1%
13	Delta Air Lines, Inc.	398
228	JetBlue Airways Corp.(a)	2,729

		3,127

	Auto Components – 0.4%
84	Aptiv PLC	8,105
15	BorgWarner, Inc.	525
22	Visteon Corp.(a)	1,972

		10,602

	Automobiles – 0.4%
301	General Motors Co.	10,394
23	Thor Industries, Inc.	1,945

		12,339

	Banks – 2.8%
66	Ameris Bancorp	1,934
106	BancorpSouth Bank	2,481
516	Bank of America Corp.	12,229
231	Cadence BanCorp	2,592
255	Citigroup, Inc.	10,562
110	Citizens Financial Group, Inc.	2,997
81	Columbia Banking System, Inc.	2,301
9	Comerica, Inc.	409
51	Cullen/Frost Bankers, Inc.	3,584
186	Fulton Financial Corp.	2,044
90	Huntington Bancshares, Inc.	940
94	International Bancshares Corp.	2,602
206	KeyCorp	2,674
15	M&T Bank Corp.	1,554
134	People’s United Financial, Inc.	1,430
49	PNC Financial Services Group, Inc. (The)	5,482
199	Regions Financial Corp.	2,647
85	TCF Financial Corp.	2,313
82	Truist Financial Corp.	3,454

Shares	Description	Value (†)
Common Stocks – continued
	Banks – continued
146	Trustmark Corp.	$3,415
88	U.S. Bancorp	3,428
243	Wells Fargo & Co.	5,212
38	Wintrust Financial Corp.	1,871

		78,155

	Beverages – 1.7%
121	Coca-Cola Co. (The)	5,815
60	Constellation Brands, Inc., Class A	9,914
221	Keurig Dr Pepper, Inc.	5,945
251	Monster Beverage Corp.(a)	19,219
44	PepsiCo, Inc.	5,865

		46,758

	Biotechnology – 1.5%
28	AbbVie, Inc.	2,383
16	Alexion Pharmaceuticals, Inc.(a)	1,842
28	Amgen, Inc.	6,074
8	Biogen, Inc.(a)	2,017
65	BioMarin Pharmaceutical, Inc.(a)	4,838
69	Gilead Sciences, Inc.	4,012
15	Ligand Pharmaceuticals, Inc.(a)	1,237
35	Regeneron Pharmaceuticals, Inc.(a)	19,025
4	Vertex Pharmaceuticals, Inc.(a)	833

		42,261

	Building Products – 0.3%
15	Lennox International, Inc.	4,075
45	Owens Corning	2,946
29	Trex Co., Inc.(a)	2,017

		9,038

	Capital Markets – 3.7%
28	Ameriprise Financial, Inc.	4,503
278	Bank of New York Mellon Corp. (The)	9,552
6	BlackRock, Inc.	3,595
313	Charles Schwab Corp. (The)	12,867
10	CME Group, Inc.	1,507
35	FactSet Research Systems, Inc.	10,728
56	Franklin Resources, Inc.	1,050
41	Goldman Sachs Group, Inc. (The)	7,751
19	Intercontinental Exchange, Inc.	1,794
18	Invesco Ltd.	236
75	Janus Henderson Group PLC	1,823
19	Moody’s Corp.	4,995
17	MSCI, Inc.	5,947
27	Nasdaq, Inc.	3,267
71	Northern Trust Corp.	5,557
29	S&P Global, Inc.	9,359
135	SEI Investments Co.	6,635
187	State Street Corp.	11,014

Shares	Description	Value (†)
Common Stocks – continued
	Capital Markets – continued
6	T. Rowe Price Group, Inc.	$760

		102,940

	Chemicals – 0.7%
4	Air Products & Chemicals, Inc.	1,105
17	DuPont de Nemours, Inc.	967
5	Ecolab, Inc.	918
41	HB Fuller Co.	1,855
32	Innospec, Inc.	2,116
40	Linde PLC	8,814
35	Minerals Technologies, Inc.	1,914
20	Stepan Co.	2,329

		20,018

	Commercial Services & Supplies – 0.4%
44	Healthcare Services Group, Inc.	1,007
21	MSA Safety, Inc.	2,770
8	Republic Services, Inc.	706
31	Tetra Tech, Inc.	3,128
23	Waste Management, Inc.	2,482

		10,093

	Communications Equipment – 0.6%
50	Ciena Corp.(a)	1,969
316	Cisco Systems, Inc.	11,344
6	F5 Networks, Inc.(a)	798
27	Lumentum Holdings, Inc.(a)	2,233

		16,344

	Construction & Engineering – 0.2%
95	AECOM(a)	4,260
116	Fluor Corp.	1,316

		5,576

	Consumer Finance – 1.4%
578	Ally Financial, Inc.	15,421
103	American Express Co.	9,398
182	Capital One Financial Corp.	13,301
29	Green Dot Corp., Class A(a)	1,546

		39,666

	Containers & Packaging – 0.3%
233	Amcor PLC	2,430
29	Ball Corp.	2,581
29	International Paper Co.	1,269
148	O-I Glass, Inc.	1,396

		7,676

	Distributors – 0.2%
23	Genuine Parts Co.	2,080

Shares	Description	Value (†)
Common Stocks – continued
	Distributors – continued
14	POOL CORP.	$4,898

		6,978

	Diversified Consumer Services – 0.1%
62	Service Corp. International	2,871

	Diversified Telecommunication Services – 0.1%
106	AT&T, Inc.	2,864

	Electric Utilities – 0.6%
74	American Electric Power Co., Inc.	6,655
14	Edison International	784
19	Eversource Energy	1,658
20	Exelon Corp.	798
19	FirstEnergy Corp.	565
27	IDACORP, Inc.	2,369
32	NextEra Energy, Inc.	2,343
33	PPL Corp.	907

		16,079

	Electrical Equipment – 0.7%
13	Acuity Brands, Inc.	1,159
183	Ballard Power Systems, Inc.(a)	2,703
26	Eaton Corp. PLC	2,698
17	Generac Holdings, Inc.(a)	3,573
19	Hubbell, Inc.	2,765
20	Rockwell Automation, Inc.	4,742
31	Sunrun, Inc.(a)	1,613

		19,253

	Electronic Equipment, Instruments & Components – 1.0%
52	Avnet, Inc.	1,283
54	Cognex Corp.	3,559
12	Coherent, Inc.(a)	1,502
30	Corning, Inc.	959
70	Itron, Inc.(a)	4,757
11	Littelfuse, Inc.	2,177
10	Rogers Corp.(a)	1,212
76	TE Connectivity Ltd.	7,363
64	Trimble, Inc.(a)	3,080
106	Vishay Intertechnology, Inc.	1,719

		27,611

	Energy Equipment & Services – 0.3%
404	Archrock, Inc.	2,396
67	Baker Hughes Co.	990
68	National Oilwell Varco, Inc.	571
225	Schlumberger NV	3,361
47	TechnipFMC PLC	260

		7,578

Shares	Description	Value (†)
Common Stocks – continued
	Entertainment – 1.3%
72	Activision Blizzard, Inc.	$5,453
58	Cinemark Holdings, Inc.	475
34	Electronic Arts, Inc.(a)	4,074
19	Netflix, Inc.(a)	9,039
21	Take-Two Interactive Software, Inc.(a)	3,253
117	Walt Disney Co. (The)	14,186

		36,480

	Food & Staples Retailing – 0.3%
46	BJ’s Wholesale Club Holdings, Inc.(a)	1,761
44	Kroger Co. (The)	1,417
128	SpartanNash Co.	2,357
16	Sysco Corp.	885
61	Walgreens Boots Alliance, Inc.	2,076

		8,496

	Food Products – 0.5%
42	Campbell Soup Co.	1,960
22	Conagra Brands, Inc.	772
31	General Mills, Inc.	1,833
61	Hain Celestial Group, Inc. (The)(a)	1,876
42	Hormel Foods Corp.	2,045
27	Ingredion, Inc.	1,914
8	J.M. Smucker Co. (The)	898
15	Kellogg Co.	943
4	McCormick & Co., Inc.	722
38	Mondelez International, Inc., Class A	2,018

		14,981

	Gas Utilities – 0.3%
63	New Jersey Resources Corp.	1,838
31	ONE Gas, Inc.	2,140
62	South Jersey Industries, Inc.	1,195
68	UGI Corp.	2,199

		7,372

	Health Care Equipment & Supplies – 1.2%
27	Abbott Laboratories	2,838
3	Becton Dickinson & Co.	693
18	Boston Scientific Corp.(a)	617
4	Cooper Cos., Inc. (The)	1,276
9	Danaher Corp.	2,066
13	DENTSPLY SIRONA, Inc.	614
9	Edwards Lifesciences Corp.(a)	645
32	Globus Medical, Inc., Class A(a)	1,668
15	Haemonetics Corp.(a)	1,516
27	Hill-Rom Holdings, Inc.	2,459
15	Hologic, Inc.(a)	1,032
8	Intuitive Surgical, Inc.(a)	5,337
20	Medtronic PLC	2,011
69	Meridian Bioscience, Inc.(a)	1,183

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Equipment & Supplies – continued
22	Merit Medical Systems, Inc.(a)	$1,101
15	Penumbra, Inc.(a)	3,916
8	Quidel Corp.(a)	2,146
4	STERIS PLC	709
5	Stryker Corp.	1,010
10	Varian Medical Systems, Inc.(a)	1,728

		34,565

	Health Care Providers & Services – 2.3%
10	Amedisys, Inc.(a)	2,590
3	Anthem, Inc.	818
21	BioTelemetry, Inc.(a)	894
52	Centene Corp.(a)	3,073
7	Chemed Corp.	3,348
25	Cigna Corp.	4,174
114	CVS Health Corp.	6,394
11	DaVita, Inc.(a)	949
26	Encompass Health Corp.	1,594
85	HCA Healthcare, Inc.	10,535
18	Henry Schein, Inc.(a)	1,145
32	Humana, Inc.	12,777
13	Laboratory Corp. of America Holdings(a)	2,597
110	MEDNAX, Inc.(a)	1,403
50	Patterson Cos., Inc.	1,244
50	Quest Diagnostics, Inc.	6,107
13	UnitedHealth Group, Inc.	3,967

		63,609

	Health Care Technology – 0.4%
107	Allscripts Healthcare Solutions, Inc.(a)	1,079
123	Cerner Corp.	8,621
58	HMS Holdings Corp.(a)	1,544

		11,244

	Hotels, Restaurants & Leisure – 1.6%
25	Dine Brands Global, Inc.	1,286
28	Dunkin’ Brands Group, Inc.	2,792
95	Hilton Worldwide Holdings, Inc.	8,342
19	Jack in the Box, Inc.	1,521
18	Marriott Vacations Worldwide Corp.	1,739
322	MGM Resorts International	6,623
104	Starbucks Corp.	9,044
106	Wendy’s Co. (The)	2,316
129	Yum China Holdings, Inc.	6,867
42	Yum! Brands, Inc.	3,920

		44,450

	Household Durables – 0.4%
85	KB Home	2,741
64	Meritage Homes Corp.(a)	5,574

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – continued
115	Taylor Morrison Home Corp.(a)	$2,484

		10,799

	Household Products – 0.9%
20	Church & Dwight Co., Inc.	1,768
4	Clorox Co. (The)	829
139	Colgate-Palmolive Co.	10,966
31	Kimberly-Clark Corp.	4,110
66	Procter & Gamble Co. (The)	9,048

		26,721

	Independent Power & Renewable Electricity Producers – 0.4%
48	AES Corp. (The)	936
102	NextEra Energy Partners LP	6,405
46	Ormat Technologies, Inc.	3,260
63	Sunnova Energy International, Inc.(a)	1,516

		12,117

	Industrial Conglomerates – 0.4%
13	3M Co.	2,079
15	Carlisle Cos., Inc.	1,858
961	General Electric Co.	7,131
4	Honeywell International, Inc.	660

		11,728

	Insurance – 1.6%
16	Aflac, Inc.	543
22	Allstate Corp. (The)	1,953
286	American International Group, Inc.	9,006
40	Chubb Ltd.	5,196
9	eHealth, Inc.(a)	604
49	First American Financial Corp.	2,185
20	Hanover Insurance Group, Inc. (The)	1,913
13	Lincoln National Corp.	456
16	Marsh & McLennan Cos., Inc.	1,655
100	MetLife, Inc.	3,785
37	Prudential Financial, Inc.	2,369
132	Reinsurance Group of America, Inc.	13,335
18	Travelers Cos., Inc. (The)	2,173

		45,173

	Interactive Media & Services – 3.2%
12	Alphabet, Inc., Class A(a)	19,393
17	Alphabet, Inc., Class C(a)	27,557
150	Facebook, Inc., Class A(a)	39,467
81	Twitter, Inc.(a)	3,350

		89,767

	Internet & Direct Marketing Retail – 2.9%
95	Alibaba Group Holding Ltd., Sponsored ADR(a)	28,946
10	Amazon.com, Inc.(a)	30,361

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – continued
7	Booking Holdings, Inc.(a)	$11,357
233	eBay, Inc.	11,098
100	Qurate Retail, Inc., Class A	677

		82,439

	IT Services – 3.1%
10	Accenture PLC, Class A	2,169
99	Automatic Data Processing, Inc.	15,638
39	Cognizant Technology Solutions Corp., Class A	2,785
357	DXC Technology Co.	6,576
9	Fidelity National Information Services, Inc.	1,121
58	Fiserv, Inc.(a)	5,537
62	Gartner, Inc.(a)	7,446
31	MasterCard, Inc., Class A	8,948
15	Paychex, Inc.	1,234
145	Sabre Corp.	946
8	VeriSign, Inc.(a)	1,526
155	Visa, Inc., Class A	28,165
168	Western Union Co. (The)	3,266
16	WEX, Inc.(a)	2,025

		87,382

	Leisure Products – 0.0%
65	Callaway Golf Co.	1,007

	Life Sciences Tools & Services – 0.9%
12	Agilent Technologies, Inc.	1,225
38	Illumina, Inc.(a)	11,123
6	IQVIA Holdings, Inc.(a)	924
1	Mettler-Toledo International, Inc.(a)	998
59	NeoGenomics, Inc.(a)	2,315
27	Repligen Corp.(a)	4,497
6	Thermo Fisher Scientific, Inc.	2,839
4	Waters Corp.(a)	891

		24,812

	Machinery – 2.3%
35	AGCO Corp.	2,696
90	Caterpillar, Inc.	14,135
33	Cummins, Inc.	7,256
77	Deere & Co.	17,395
34	Flowserve Corp.	990
12	Illinois Tool Works, Inc.	2,351
47	ITT, Inc.	2,844
60	Kennametal, Inc.	1,860
37	Oshkosh Corp.	2,492
40	Parker-Hannifin Corp.	8,334
11	Proto Labs, Inc.(a)	1,299
47	Terex Corp.	1,161
41	Toro Co. (The)	3,366

		66,179

Shares	Description	Value (†)
Common Stocks – continued
	Media – 1.1%
2	Cable One, Inc.	$3,464
16	Charter Communications, Inc., Class A(a)	9,661
285	Comcast Corp., Class A	12,038
21	Discovery, Inc., Series C(a)	385
51	New York Times Co. (The), Class A	2,023
83	Omnicom Group, Inc.	3,917

		31,488

	Metals & Mining – 0.3%
85	Commercial Metals Co.	1,755
13	Newmont Corp.	817
10	Nucor Corp.	477
36	Reliance Steel & Aluminum Co.	3,924
23	Royal Gold, Inc.	2,733

		9,706

	Multi-Utilities – 0.3%
43	Consolidated Edison, Inc.	3,375
13	Dominion Energy, Inc.	1,044
17	DTE Energy Co.	2,098
4	Sempra Energy	502
11	WEC Energy Group, Inc.	1,106

		8,125

	Multiline Retail – 0.1%
218	Macy’s, Inc.	1,354
10	Target Corp.	1,522

		2,876

	Oil, Gas & Consumable Fuels – 0.9%
582	Apache Corp.	4,831
12	Chevron Corp.	834
48	Concho Resources, Inc.	1,992
71	Devon Energy Corp.	634
96	Diamondback Energy, Inc.	2,492
241	EOG Resources, Inc.	8,252
88	EQT Corp.	1,332
237	Marathon Oil Corp.	939
45	ONEOK, Inc.	1,305
330	Southwestern Energy Co.(a)	881
32	Valero Energy Corp.	1,236
45	World Fuel Services Corp.	947

		25,675

	Paper & Forest Products – 0.1%
63	Louisiana-Pacific Corp.	1,801

	Pharmaceuticals – 1.2%
40	Bristol-Myers Squibb Co.	2,338
12	Eli Lilly & Co.	1,566
20	Jazz Pharmaceuticals PLC(a)	2,882

Shares	Description	Value (†)
Common Stocks – continued
	Pharmaceuticals – continued
40	Merck & Co., Inc.	$3,009
64	Novartis AG, Sponsored ADR	4,997
53	Novo Nordisk A/S, Sponsored ADR	3,386
22	Perrigo Co. PLC	965
90	Pfizer, Inc.	3,193
265	Roche Holding AG, Sponsored ADR	10,597

		32,933

	Professional Services – 0.5%
37	Exponent, Inc.	2,575
10	IHS Markit Ltd.	809
14	Insperity, Inc.	1,072
38	Korn Ferry	1,147
22	ManpowerGroup, Inc.	1,493
283	Nielsen Holdings PLC	3,823
17	Verisk Analytics, Inc.	3,026

		13,945

	Real Estate Management & Development – 0.2%
73	CBRE Group, Inc., Class A(a)	3,679
19	Jones Lang LaSalle, Inc.	2,145

		5,824

	REITs - Apartments – 0.3%
69	American Campus Communities, Inc.	2,585
3	AvalonBay Communities, Inc.	417
46	Camden Property Trust	4,243
19	Equity Residential	893

		8,138

	REITs - Diversified – 0.2%
15	Crown Castle International Corp.	2,343
8	Digital Realty Trust, Inc.	1,154
2	Equinix, Inc.	1,463
37	Weyerhaeuser Co.	1,010

		5,970

	REITs - Health Care – 0.2%
113	Healthpeak Properties, Inc.	3,047
27	Ventas, Inc.	1,066
13	Welltower, Inc.	699

		4,812

	REITs - Hotels – 0.1%
84	Host Hotels & Resorts, Inc.	880
203	Park Hotels & Resorts, Inc.	2,016

		2,896

	REITs - Mortgage – 0.2%
115	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,813

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Office Property – 0.4%
7	Boston Properties, Inc.	$507
104	Corporate Office Properties Trust	2,333
117	Douglas Emmett, Inc.	2,761
157	Easterly Government Properties, Inc.	3,281
52	Kilroy Realty Corp.	2,448

		11,330

	REITs - Shopping Centers – 0.1%
280	Brixmor Property Group, Inc.	3,069

	REITs - Storage – 0.0%
20	Iron Mountain, Inc.	521

	REITs - Warehouse/Industrials – 0.2%
33	CyrusOne, Inc.	2,345
28	ProLogis, Inc.	2,777

		5,122

	Road & Rail – 0.3%
11	CSX Corp.	868
19	Norfolk Southern Corp.	3,973
33	Ryder System, Inc.	1,626
9	Union Pacific Corp.	1,595

		8,062

	Semiconductors & Semiconductor Equipment – 2.8%
56	Advanced Micro Devices, Inc.(a)	4,216
7	Analog Devices, Inc.	830
16	Applied Materials, Inc.	948
39	Cirrus Logic, Inc.(a)	2,686
53	Cree, Inc.(a)	3,371
32	Enphase Energy, Inc.(a)	3,139
104	First Solar, Inc.(a)	9,053
52	Ichor Holdings Ltd.(a)	1,209
66	Intel Corp.	2,922
2	Lam Research Corp.	684
21	Micron Technology, Inc.(a)	1,057
51	NVIDIA Corp.	25,569
94	QUALCOMM, Inc.	11,596
30	Silicon Laboratories, Inc.(a)	3,074
40	Texas Instruments, Inc.	5,784
18	Universal Display Corp.	3,569

		79,707

	Software – 4.3%
8	Adobe, Inc.(a)	3,577
88	Autodesk, Inc.(a)	20,727
23	Blackbaud, Inc.	1,135
36	Bottomline Technologies, Inc.(a)	1,430
12	Cadence Design Systems, Inc.(a)	1,312
6	Citrix Systems, Inc.	680

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
11	Fair Isaac Corp.(a)	$4,306
4	Intuit, Inc.	1,259
101	Microsoft Corp.	20,449
193	NortonLifeLock, Inc.	3,970
320	Oracle Corp.	17,955
20	Paylocity Holding Corp.(a)	3,710
28	PTC, Inc.(a)	2,349
22	Qualys, Inc.(a)	1,933
74	salesforce.com, Inc.(a)	17,188
3	ServiceNow, Inc.(a)	1,493
88	Workday, Inc., Class A(a)	18,490

		121,963

	Specialty Retail – 1.4%
24	Aaron’s Holdings Co., Inc.	1,254
70	American Eagle Outfitters, Inc.	960
25	Asbury Automotive Group, Inc.(a)	2,575
3	AutoZone, Inc.(a)	3,387
7	Best Buy Co., Inc.	781
14	Five Below, Inc.(a)	1,867
178	Gap, Inc. (The)	3,462
35	Home Depot, Inc. (The)	9,335
18	Lithia Motors, Inc., Class A	4,132
32	Lowe’s Cos., Inc.	5,059
19	Monro, Inc.	799
29	Tiffany & Co.	3,794
25	Williams-Sonoma, Inc.	2,280

		39,685

	Technology Hardware, Storage & Peripherals – 0.5%
82	Apple, Inc.	8,927
121	Hewlett Packard Enterprise Co.	1,045
115	HP, Inc.	2,065
66	NCR Corp.(a)	1,341
13	Seagate Technology PLC	622

		14,000

	Textiles, Apparel & Luxury Goods – 0.7%
15	Deckers Outdoor Corp.(a)	3,800
40	NIKE, Inc., Class B	4,803
489	Under Armour, Inc., Class A(a)	6,768
28	VF Corp.	1,882
67	Wolverine World Wide, Inc.	1,787

		19,040

	Thrifts & Mortgage Finance – 0.1%
227	New York Community Bancorp, Inc.	1,886

	Trading Companies & Distributors – 0.1%
21	GATX Corp.	1,434

Shares	Description	Value (†)
Common Stocks – continued
	Water Utilities – 0.3%
23	American Water Works Co., Inc.	$3,462
147	Essential Utilities, Inc.	6,056

		9,518

	Wireless Telecommunication Services – 0.2%
43	Shenandoah Telecommunications Co.	1,876
37	T-Mobile US, Inc.(a)	4,054

		5,930

	Total Common Stocks (Identified Cost $1,651,873)	1,685,357

Principal Amount
Bonds and Notes – 4.1%
	Agency Commercial Mortgage-Backed Securities – 0.0%
$ 586	FHLMC Multifamily Structured Pass Through Certificates, Series K012, Class A2, 4.186%, 12/25/2020(b)	587

	Automotive – 0.1%
2,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,192

	Banking – 1.0%
2,000	American Express Co., 3.700%, 8/03/2023	2,171
2,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023	2,060
2,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	2,187
2,000	BNP Paribas S.A., MTN, 3.250%, 3/03/2023	2,129
2,000	Citigroup, Inc., 4.600%, 3/09/2026	2,306
1,000	Cooperatieve Rabobank UA, 3.875%, 2/08/2022	1,045
1,000	Deutsche Bank AG, GMTN, 3.375%, 5/12/2021	1,011
2,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,224
2,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,153
2,000	KeyCorp, MTN, 2.550%, 10/01/2029	2,128
2,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	2,210
2,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	2,176
2,000	Truist Bank, 3.200%, 4/01/2024	2,160
2,000	Wells Fargo & Co., MTN, 3.000%, 2/19/2025	2,159

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 2,000	Westpac Banking Corp., 2.350%, 2/19/2025	$2,129

		30,248

	Brokerage – 0.1%
2,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	2,079

	Construction Machinery – 0.1%
2,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	2,012

	Consumer Cyclical Services – 0.1%
2,000	eBay, Inc., 3.800%, 3/09/2022	2,084

	Electric – 0.2%
2,000	Entergy Corp., 0.900%, 9/15/2025	2,000
2,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	2,072
2,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,218

		6,290

	Finance Companies – 0.1%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	2,005

	Food & Beverage – 0.1%
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	2,156

	Government Owned - No Guarantee – 0.1%
2,000	Federal National Mortgage Association, 6.625%, 11/15/2030	3,033

	Health Insurance – 0.1%
2,000	Anthem, Inc., 4.101%, 3/01/2028	2,305
1,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	1,446

		3,751

	Healthcare – 0.0%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,158

	Independent Energy – 0.1%
2,000	EQT Corp., 3.000%, 10/01/2022	1,997

	Integrated Energy – 0.2%
2,000	BP Capital Markets PLC, 3.814%, 2/10/2024	2,192

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Integrated Energy – continued
$ 2,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$2,175
1,000	Shell International Finance BV, 6.375%, 12/15/2038	1,482

		5,849

	Midstream – 0.1%
2,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	2,171

	Mortgage Related – 0.6%
7,741	FNMA, 3.000%, with various maturities from 2034 to 2049(c)	8,085
5,083	FNMA, 3.500%, with various maturities in 2049(c)	5,360
2,262	FNMA, 4.000%, with various maturities from 2049 to 2050(c)	2,413
1,033	FNMA, 4.500%, 5/01/2049	1,117

		16,975

	Natural Gas – 0.1%
2,000	NiSource, Inc., 0.950%, 8/15/2025	1,994

	Oil Field Services – 0.1%
2,000	Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc., 2.773%, 12/15/2022	2,090

	Pharmaceuticals – 0.0%
1,000	Johnson & Johnson, 1.300%, 9/01/2030	997

	Railroads – 0.1%
2,000	CSX Corp., 2.600%, 11/01/2026	2,173

	REITs - Office Property – 0.0%
1,000	Boston Properties LP, 2.750%, 10/01/2026	1,071

	Restaurants – 0.1%
2,000	Starbucks Corp., 2.250%, 3/12/2030	2,053

	Technology – 0.3%
1,000	Apple, Inc., 2.500%, 2/09/2025	1,075
1,000	International Business Machines Corp., 4.000%, 6/20/2042	1,185
2,000	Oracle Corp., 2.950%, 5/15/2025	2,177
2,000	QUALCOMM, Inc., 1.650%, 5/20/2032, 144A	1,957

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$2,000	VMware, Inc., 2.950%, 8/21/2022	$2,076

		8,470

	Treasuries – 0.3%
1,000	U.S. Treasury Bond, 2.500%, 5/15/2046	1,199
2,000	U.S. Treasury Bond, 2.875%, 11/15/2046	2,565
1,000	U.S. Treasury Bond, 3.000%, 2/15/2048	1,316
1,000	U.S. Treasury Bond, 3.000%, 2/15/2049	1,323
1,000	U.S. Treasury Bond, 4.375%, 5/15/2041	1,542

		7,945

	Wireless – 0.1%
2,000	Vodafone Group PLC, 6.150%, 2/27/2037	2,788

	Wirelines – 0.0%
1,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.380%, 5/15/2025(d)	1,024

	Total Bonds and Notes (Identified Cost $111,751)	115,192

Shares
Exchange-Traded Funds – 8.2%
3,774	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $234,219)	230,780

Affiliated Mutual Funds – 25.5%
3,998	Mirova Global Green Bond Fund, Class N	43,501
21,427	Mirova International Sustainable Equity Fund, Class N	272,979
8,341	WCM Focused Emerging Markets Fund	143,054
12,095	WCM Focused International Growth Fund	257,986

	Total Affiliated Mutual Funds (Identified Cost $690,787)	717,520

	Total Investments – 97.8% (Identified Cost $2,688,630)	2,748,849
	Other assets less liabilities – 2.2%	63,026

	Net Assets – 100.0%	$2,811,875

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.

(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of October 31, 2020 is disclosed.

(c)	The Fund’s investment in mortgage related securities of Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)	Variable rate security. Rate as of October 31, 2020 is disclosed.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, the value of Rule 144A holdings amounted to $1,957 or 0.1% of net assets.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

MTN	Medium Term Note

REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended October 31, 2020, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$51,629	$19,625	$28,842	$1,729	$(640)	$43,501	$483
Mirova International Sustainable Equity Fund, Class N	543,568	47,123	354,168	67,569	(31,113)	272,979	1,101
WCM Focused Emerging Markets Fund	—	145,720	2,190	24	(500)	143,054	—
WCM Focused International Growth Fund	—	262,296	1,410	2	(2,902)	257,986	—

	$595,197	$474,764	$386,610	$69,324	$(35,155)	$717,520	$1,584

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,685,357	$—	$—	$1,685,357
Bonds and Notes*	—	115,192	—	115,192
Exchange-Traded Funds	230,780	—	—	230,780
Affiliated Mutual Funds	717,520	—	—	717,520

Total	$2,633,657	$115,192	$—	$2,748,849

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at October 31, 2020 (Unaudited)

Equity	92.2%
Fixed Income	5.6

Total Investments	97.8
Other assets less liabilities	2.2

Net Assets	100.0%